Basic and Diluted Loss per Share - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (1,337)	$ (7,211)	$ (11,570)	$ (18,051)
Weighted average common shares outstanding:
Basic and diluted	77,082,852	70,178,428	72,727,721	70,075,828
Net loss per share attributable to common shareholders:
Basic and Diluted	$ (0.02)	$ (0.10)	$ (0.16)	$ (0.26)
Employee stock options warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be antidilutive	1,967,411	1,612,695	2,023,697	1,641,031